Schedule of Securitized Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Total securitized assets	$ 575	$ 644
Securitized assets not required to be consolidated
Variable Interest Entity [Line Items]
Total securitized assets	151	157
Securitized assets required to be consolidated
Variable Interest Entity [Line Items]
Total securitized assets	424	487
Other assets | Securitized assets not required to be consolidated
Variable Interest Entity [Line Items]
Total securitized assets	$ 151	$ 157